9 Related parties (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related party transactions [abstract]
Short-term benefits	R$ 70,366	R$ 60,922	R$ 60,303
Post-employment benefit	1,104	989	664
Long term incentive plan	14,724	4,404
Total	R$ 86,194	R$ 66,315	R$ 60,967